VARIABLE INTEREST ENTITIES - Additional Information (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	$ 4,363,543	¥ 30,405,153	¥ 42,271,729
Operating expenses	2,719,306	18,948,109	23,972,494
Net income (loss)	961,712	6,701,197	10,084,243
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Revenues	4,363,543	30,405,153	42,271,729
Operating expenses	1,454,926	10,137,918	10,552,138
Net income (loss)	$ 53,300	¥ (371,397)	¥ (3,268,099)